Stock Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair value of each option grant estimated on weighted-average assumptions:
Dividend yield(1)	5.16%	[1]	5.74%	[1]	6.28%	[1]
Expected volatility	35.15%		34.80%		34.08%
Risk-free interest rate	1.48%		2.87%		3.23%
Expected life (in years)	7 years 0 months		7 years 0 months		7 years 0 months
Weighted-average fair value(1)	$ 11.11	[1]	$ 9.6	[1]	$ 7.82	[1]

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